Japan 2x Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Japan 2x Strategy Fund - Class C	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 228
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	1,222
Expense Example, No Redemption, 10 Years	$ 2,622